Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash Flows from Operating Activities:
Net income	$ 441,329	[1]	$ 160,240	[1]	$ 158,805
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization	217,918		175,384		162,839
Share-based compensation expense	14,761		11,687		9,736
Deferred income tax provision (benefit)	(160,328)		180,926		27,841
Alternative energy tax credits	76,281		(76,281)		0
Loss on disposals of property, plant and equipment	9,377		7,298		7,137
Loss on early extinguishment of debt	0		21,296		0
Pension and postretirement benefits expense, net of contributions	18,525		1,687		5,726
Other, net	(1,008)		(3,090)		(4,761)
Decrease (increase) in assets -
Accounts receivable	(31,191)		(24,995)		(16,946)
Inventories	25,036		(6,356)		(9,605)
Prepaid expenses and other current assets	(1,914)		(835)		(616)
Increase (decrease) in liabilities -
Accounts payable	54,222		(40,448)		(694)
Accrued liabilities	(54,807)		(2,308)		6,052
Net cash provided by operating activities	608,201		404,205		345,514
Cash Flows from Investing Activities:
Additions to property, plant, and equipment	(234,422)	[2],[3]	(128,524)	[2]	(280,213)	[2]
Acquisitions of businesses, net of cash acquired	(1,174,506)		(35,393)		(57,340)
Treasury grant proceeds	0		57,399		0
Additions to other long term assets	(3,134)		(1,070)		(13,055)
Other	654		78		443
Net cash used for investing activities	(1,411,408)		(107,510)		(350,165)
Cash Flows from Financing Activities:
Proceeds from issuance of debt	1,998,145		397,044		150,000
Repayments of debt	(1,074,774)		(437,184)		(670)
Financing costs paid	(19,419)		(876)		(2,041)
Settlement of treasury lock	0		(65,500)		9,910
Common stock dividends paid	(109,145)		(117,851)		(76,012)
Repurchases of common stock	(7,799)		(45,162)		(125,027)
Proceeds from exercise of stock options	2,848		19,898		7,016
Excess tax benefits from stock-based awards	7,802		4,016		1,232
Shares withheld to cover employee restricted stock taxes	(10,955)		0		0
Other	71		0		0
Net cash provided by (used for) financing activities	786,774		(245,615)		(35,592)
Net (decrease) increase in cash and cash equivalents	(16,433)		51,080		(40,243)
Cash and cash equivalents, beginning of year	207,393		156,313		196,556
Cash and cash equivalents, end of year	$ 190,960		$ 207,393		$ 156,313

[1]	Amounts have been adjusted for the change in inventory accounting method from LIFO to average cost.
[2]	Includes "Expenditures for property and equipment" and excludes cash used for "Acquisition of businesses and facilities, net of cash acquired" as reported on our Consolidated Statements of Cash Flows.
[3]	On October 25, 2013, we acquired Boise. The 2013 results include Boise for the period of October 25 through December 31, 2013.